FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value (Details) - USD ($) $ in Millions	12 Months Ended	24 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Measurement of fair values
Financial assets	$ 9,987	$ 9,987	$ 9,966
Financial liabilities	(4,770)	(4,770)	(4,707)
Transfer from Level 1 to Level 2 assets		0
Transfer from Level 2 to Level 1 assets		0
Transfer into Level 3 assets		0
Transfer out of Level 3 assets			0
Transfer from Level 1 to Level 2 liabilities		0
Transfer from Level 2 to Level 1 liabilities		0
Transfer into Level 3 liabilities		0
Transfer out of Level 3 liabilities		0
Acquisition consideration
Measurement of fair values
Increase in consideration	(56)
Consideration paid	21
Remeasurement reduction	35
Currency swaps
Measurement of fair values
Financial liabilities	(548)	(548)	(369)
Interest swaps
Measurement of fair values
Financial liabilities			(13)
Corporate bond
Measurement of fair values
Financial liabilities	(995)	(995)	(994)
Financial liabilities, at fair value	(826)	(826)	(783)
Fair value of liability	826	826	783
Private placement debt
Measurement of fair values
Financial liabilities	(1,030)	(1,030)	(1,160)
Financial liabilities, at fair value	(959)	(959)	(987)
Fair value of liability	959	959	987
EUR corporate bond
Measurement of fair values
Financial liabilities	(555)	(555)	(516)
Financial liabilities, at fair value	(585)	(585)	(531)
Fair value of liability	585	585	531
Currency swaps
Measurement of fair values
Financial assets	548	548	369
Interest swaps
Measurement of fair values
Financial assets	7	7
Cash at bank
Measurement of fair values
Financial assets	302	302	350
At fair value
Measurement of fair values
Financial assets	60	60	77
Financial liabilities	(60)	(60)	(134)
At fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(32)	(32)	(78)
Financial liabilities, at fair value	(32)	(32)	(78)
Fair value of liability	32	32	78
At fair value | Acquisition consideration | Level 3
Measurement of fair values
Financial liabilities, at fair value	(32)	(32)	(78)
Fair value of liability	32	32	78
At fair value | Forward foreign exchange contracts
Measurement of fair values
Financial liabilities	(25)	(25)	(42)
Financial liabilities, at fair value	(25)	(25)	(42)
Fair value of liability	25	25	42
At fair value | Forward foreign exchange contracts | Level 2
Measurement of fair values
Financial liabilities, at fair value	(25)	(25)	(42)
Fair value of liability	25	25	42
At fair value | Currency swaps
Measurement of fair values
Financial liabilities	(3)	(3)	(1)
Financial liabilities, at fair value	(3)	(3)	(1)
Fair value of liability	3	3	1
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial liabilities, at fair value	(3)	(3)	(1)
Fair value of liability	3	3	1
At fair value | Interest swaps
Measurement of fair values
Financial liabilities			(13)
Financial liabilities, at fair value			(13)
Fair value of liability			13
At fair value | Interest swaps | Level 2
Measurement of fair values
Financial liabilities, at fair value			(13)
Fair value of liability			13
At fair value | Forward foreign exchange contracts
Measurement of fair values
Financial assets	25	25	46
Financial assets, at fair value	25	25	46
At fair value | Forward foreign exchange contracts | Level 2
Measurement of fair values
Financial assets, at fair value	25	25	46
At fair value | Investments.
Measurement of fair values
Financial assets	8	8	12
Financial assets, at fair value	8	8	12
At fair value | Investments. | Level 3
Measurement of fair values
Financial assets, at fair value	8	8	12
At fair value | Contingent consideration receivable
Measurement of fair values
Financial assets	18	18	18
Financial assets, at fair value	18	18	18
At fair value | Contingent consideration receivable | Level 3
Measurement of fair values
Financial assets, at fair value	18	18	18
At fair value | Currency swaps
Measurement of fair values
Financial assets	2	2	1
Financial assets, at fair value	2	2	1
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial assets, at fair value	2	2	1
At fair value | Interest swaps
Measurement of fair values
Financial assets	7	7
Financial assets, at fair value	7	7
At fair value | Interest swaps | Level 2
Measurement of fair values
Financial assets, at fair value	7	7
At fair value | Fair value - hedging instruments
Measurement of fair values
Financial liabilities	(25)	(25)	(55)
At fair value | Fair value - hedging instruments | Forward foreign exchange contracts
Measurement of fair values
Financial liabilities	(25)	(25)	(42)
At fair value | Fair value - hedging instruments | Interest swaps
Measurement of fair values
Financial liabilities			(13)
At fair value | Fair value through OCI
Measurement of fair values
Financial liabilities	(3)	(3)	(1)
At fair value | Fair value through OCI | Currency swaps
Measurement of fair values
Financial liabilities	(3)	(3)	(1)
At fair value | Fair value through profit or loss
Measurement of fair values
Financial liabilities	(32)	(32)	(78)
At fair value | Fair value through profit or loss | Acquisition consideration
Measurement of fair values
Financial liabilities	(32)	(32)	(78)
At fair value | Fair value - hedging instruments
Measurement of fair values
Financial assets	32	32	46
At fair value | Fair value - hedging instruments | Forward foreign exchange contracts
Measurement of fair values
Financial assets	25	25	46
At fair value | Fair value - hedging instruments | Interest swaps
Measurement of fair values
Financial assets	7	7
At fair value | Fair value through OCI
Measurement of fair values
Financial assets	2	2	1
At fair value | Fair value through OCI | Currency swaps
Measurement of fair values
Financial assets	2	2	1
At fair value | Financial assets at fair value through profit or loss
Measurement of fair values
Financial assets	26	26	30
At fair value | Financial assets at fair value through profit or loss | Investments.
Measurement of fair values
Financial assets	8	8	12
At fair value | Financial assets at fair value through profit or loss | Contingent consideration receivable
Measurement of fair values
Financial assets	18	18	18
Not measured at fair value
Measurement of fair values
Financial assets	1,465	1,465	1,473
Financial liabilities	(3,915)	(3,915)	(3,730)
Not measured at fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(4)	(4)	(14)
Not measured at fair value | Bank overdrafts.
Measurement of fair values
Financial liabilities	(2)	(2)	(6)
Not measured at fair value | Bank loans
Measurement of fair values
Financial liabilities	(303)	(303)
Not measured at fair value | Corporate bond not in a hedge relationship
Measurement of fair values
Financial liabilities	(995)	(995)	(994)
Not measured at fair value | Corporate bond in a hedge relationship
Measurement of fair values
Financial liabilities	(555)	(555)	(516)
Not measured at fair value | Private placement debt not in a hedge relationship
Measurement of fair values
Financial liabilities	(1,030)	(1,030)	(1,160)
Not measured at fair value | Trade and other payables
Measurement of fair values
Financial liabilities	(1,026)	(1,026)	(1,040)
Not measured at fair value | Trade and other receivables.
Measurement of fair values
Financial assets	1,163	1,163	1,123
Not measured at fair value | Cash at bank
Measurement of fair values
Financial assets	302	302	350
Not measured at fair value | Other financial liabilities
Measurement of fair values
Financial liabilities	(3,915)	(3,915)	(3,730)
Not measured at fair value | Other financial liabilities | Acquisition consideration
Measurement of fair values
Financial liabilities	(4)	(4)	(14)
Not measured at fair value | Other financial liabilities | Bank overdrafts.
Measurement of fair values
Financial liabilities	(2)	(2)	(6)
Not measured at fair value | Other financial liabilities | Bank loans
Measurement of fair values
Financial liabilities	(303)	(303)
Not measured at fair value | Other financial liabilities | Corporate bond not in a hedge relationship
Measurement of fair values
Financial liabilities	(995)	(995)	(994)
Not measured at fair value | Other financial liabilities | Corporate bond in a hedge relationship
Measurement of fair values
Financial liabilities	(555)	(555)	(516)
Not measured at fair value | Other financial liabilities | Private placement debt not in a hedge relationship
Measurement of fair values
Financial liabilities	(1,030)	(1,030)	(1,160)
Not measured at fair value | Other financial liabilities | Trade and other payables
Measurement of fair values
Financial liabilities	(1,026)	(1,026)	(1,040)
Not measured at fair value | Fair value - hedging instruments
Measurement of fair values
Financial assets	1,163	1,163	1,123
Not measured at fair value | Fair value - hedging instruments | Trade and other receivables.
Measurement of fair values
Financial assets	1,163	1,163	1,123
Not measured at fair value | Amortised cost
Measurement of fair values
Financial assets	302	302	350
Not measured at fair value | Amortised cost | Cash at bank
Measurement of fair values
Financial assets	$ 302	$ 302	$ 350